Financial risk management - Schedule of Increase/Decrease of Share Price (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Financial Risk Management [Line Items]
Warrant liability	$ 992,000	$ 5,426,000	$ 2,185,000
Percentage of increase and decrease in share price	10.00%	10.00%
Top of Range
Disclosure of Financial Risk Management [Line Items]
Ten percent of increase in share price	$ (144,000)	$ (698,000)
Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Ten percent of decrease in share rice	$ 140,000	$ 686,000